Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Current assets:
Cash and cash equivalents	$ 831,371	$ 1,036,195
Short-term interest-bearing investments	342,099	397,104
Accounts receivable, net	565,853	580,000
Deferred income taxes and taxes receivable	112,656	126,083
Prepaid expenses and other current assets	127,341	112,417
Total current assets	1,979,320	2,251,799
Equipment and leasehold improvements, net	258,402	258,273
Deferred income taxes	123,171	132,403
Goodwill	1,739,732	1,637,416
Intangible assets, net	193,422	218,762
Other noncurrent assets	342,525	321,951
Total assets	4,636,572	4,820,604
Current liabilities:
Accounts payable	126,977	168,321
Accrued expenses and other current liabilities	255,212	250,455
Accrued personnel costs	212,414	202,773
Short-term financing arrangements	250,000	200,000
Deferred revenue	151,423	184,481
Deferred income taxes and taxes payable	15,180	18,117
Total current liabilities	1,011,206	1,024,147
Deferred income taxes and taxes payable	310,045	293,723
Other noncurrent liabilities	292,020	273,354
Total liabilities	1,613,271	1,591,224
Shareholders' equity:
Preferred Shares - Authorized 25,000 shares; GBP 0.01 par value; 0 shares issued and outstanding
Ordinary Shares - Authorized 700,000 shares; GBP 0.01 par value; 247,640 and 244,131 issued and 174,692 and 193,049 outstanding, in 2011 and 2010, respectively	4,013	3,956
Additional paid-in capital	2,495,211	2,402,163
Treasury stock, at cost - 72,948 and 51,082 ordinary shares in 2011 and 2010, respectively	(1,933,402)	(1,309,161)
Accumulated other comprehensive (loss) income	(19,656)	1,952
Retained earnings	2,477,135	2,130,470
Total shareholders' equity	3,023,301	3,229,380
Total liabilities and shareholders' equity	$ 4,636,572	$ 4,820,604